INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

	2023	2022
Deferred tax assets (liabilities):
Deferred tax asset, beginning	4,050,000	$3,439,000
Increase in valuation reserve	150,000	611,000
Deferred tax asset, ending	4,200,000	4,050,000
Valuation allowance	(4,200,000)	(4,050,000)
Net deferred tax assets	$-	$-